Deposits from customers in the banking business (Tables)	12 Months Ended
Dec. 31, 2023
Deposits from customers [abstract]
Schedule of Deposits from Customers

	2023	2022
(in $ millions)	$	$
Current
Deposits from customers in the banking business	374	3